Compensation of the Management Board and the Supervisory Board - Compensation of the Management Board (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)
Key management personnel
Service cost	€ 23,755	€ 28,748	€ 32,399
MB LTIP 2024+
Key management personnel
Number of shares allocated | shares	230,873	304,043
Management Board
Key management personnel
Key management compensation, local country	€ 27,848	€ 21,109
Non-performance-related compensation	13,609	8,915
Short-term performance related compensation	5,677	7,094
Long term incentive effects, local country	8,562	5,100
Amount paid for fringe benefits		€ 416
Percentage of amount invested in shares		50.00%
Service cost	621	€ 1,737
Long term incentive effects	4,784	1,757
Termination benefits expense	15
Other long-term benefits	0	144
Key management compensation	24,706	19,647
Outstanding balances	€ 17,624	€ 18,283
Management Board | MB LTIP 2024+
Key management personnel
Number of shares allocated | shares	230,873	266,497
Management Board | Former members
Key management personnel
Key management compensation	€ 2,553	€ 2,525
Pension obligation	€ 57,086	€ 58,609